Basis of Presentation and General Information (Details 1) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Accounts payable	$ 35,789,564	$ 39,201,642
Accrued expenses	3,427,481	3,839,531
Other current liabilities	263,982	0
Total	$ 40,623,223	$ 45,878,378